Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' equity
Share capital

			Total Par Value
	Number of Shares		(Millions of Pesos)
	12/31/2017	12/31/2018	12/31/2017	12/31/2018

Fixed capital:
Series "F" shares	67,792,912,762	3,464,309,145	6,779	13,098
Series "B" shares	13,062,491,041	3,322,685,212	1,307	12,562
	80,855,403,803	6,786,994,357	8,086	25,660

Authorized unsubscribed capital:
Series "F" shares	7,862,838,825	331,811,068	—	—
Series "B" shares	—	318,188,932	—	—
	7,862,838,825	650,000,000	—	—
	88,718,242,628	7,436,994,357	8,086	25,660

Schedule of disclosure of transactions performed as part of corporate restructuring process

				Profit		Total Shareholders’
	Share	Share	Accumulated	Attributable	Valuation	Equity Attributable	Non-Controlling	Total
	Capital	Premium	Reserves	to the Parent	Adjustments	to the Parent	Interests	Equity

As of January 1, 2018	8,086	16,956	72,838	18,678	(1,177)	115,381	29	115,410

Amounts recognized from merger of entities	—	—	83	—	—	83	—	83
Capitalization of share premium and accumulated reserves	17,574	(16,956)	(618)	—	—	—	—	—
Recognition of equity-settled share-based payments	—	—	319	—	17	336	—	336
Effect on sale of the Brokerage House, net of income tax	—	—	(19)	—	—	(19)	—	(19)

As of January 1, 2018 after Corporate Restructuring	25,660	—	72,603	18,678	(1,160)	115,781	29	115,810